Inventories	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Inventories
8	Inventories
Inventories as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023				December 31, 2024
	Acquisition cost		Valuation allowance	Carrying amount	Acquisition cost	Valuation allowance	Carrying amount
Merchandise	￦	981,127	(102,215)	878,912	1,005,606	(99,517)	906,089
Others		109,439	—	109,439	149,106	(524)	148,582

Total	￦	1,090,566	(102,215)	988,351	1,154,712	(100,041)	1,054,671

Cost of inventories recognized as expenses for the year ended December 31, 2024 amounts to
￦
 3,500,950 million (2022:
￦
3,485,288 million, 2023:
￦
3,386,069 million) and reversal valuation loss on inventory amounts to
￦
2,174 million for the year ended December 31, 2024 (2022:
￦
 24,294
million reversal valuation loss, 2023
:
￦
6,205
million valuation loss).